Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 22,996	$ 19,307	$ 45,809	$ 37,363
Interest expense	15,531	11,879	30,856	22,202
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	2,247	1,797	4,497	3,553
Interest expense	3,027	2,266	6,160	3,919
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	20,659	17,429	41,158	33,677
Financial assets amortized cost [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	19,694	16,634	39,260	32,161
Interest expense	12,504	9,613	24,696	18,283
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	965	795	1,898	1,516
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 90	$ 81	$ 154	$ 133